Common Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 25, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Maximum percentage of shares to be issued		20.00%	20.00%
Common shares outstanding (in shares)		208,000,000	208,000,000	208,000,000			0
South Bow shares issued per each share of TC Energy held (in shares)	0.2					0.2
Dividend payable		$ 104	$ 416	$ 104
Dividends declared (in dollars per share)		$ 0.50
Share Capital
Class of Stock [Line Items]
Common shares outstanding (in shares)		208,250,512	208,250,512	208,041,109	0
Issued on October 1, 2024 (in shares)	207,570,409